Document and Entity Information	Jan. 18, 2023
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001437402
Document Type	8-K
Document Period End Date	Jan. 18, 2023
Entity Registrant Name	ARDELYX, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-36485
Entity Tax Identification Number	26-1303944
Entity Address, Address Line One	400 FIFTH AVE.
Entity Address, Address Line Two	SUITE 210
Entity Address, City or Town	WALTHAM
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02451
City Area Code	(510)
Local Phone Number	745-1700
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.0001
Trading Symbol	ARDX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false